UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 11/30/2011

Item 1 – Report to Stockholders

November 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Small Cap Growth Fund II | of BlackRock Series, Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Dear Shareholder

Near the end of 2010, investor sentiment was relatively strong despite ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Risk assets, including equities, high yield bonds and commodities, were in favor while higher-quality fixed income sectors saw increasing yields (pushing bond prices down), especially on the long end of the historically steep yield curve. The tax-exempt municipal market faced additional headwinds as the Build America Bond program neared its expiration and municipal finance troubles abounded.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about the broader sovereign debt crisis in Europe. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, financial problems intensified in Italy and Spain, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the United States and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region’s debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism. Sentiment continued to be tossed about by the winds of change in November. Leadership and policy changes in Italy and Spain along with global central bank actions energized investors, but the fragile markets were easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the crisis.

Overall, lower-risk investments including US Treasuries, municipal securities and investment grade credits advanced in the 6- and 12-month periods ended November 30, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months. On a 12-month basis, however, US stocks and high yield bonds remained in positive territory while international and emerging-market stocks notched downward. Continued low short-term interest rates kept yields on money market securities near their all-time lows. While markets continue to exhibit remarkable volatility and the future remains uncertain, BlackRock is dedicated to finding opportunities and managing risk in this environment.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While markets continue to exhibit remarkable volatility and the future remains uncertain, BlackRock is dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2011

	6-month	12-month

US large cap equities	(6.25)%	7.83%
(S&P 500® Index)

US small cap equities	(12.43)	2.75
(Russell 2000® Index)

International equities	(16.56)	(4.12)
(MSCI Europe, Australasia,
Far East Index)

Emerging market equities	(19.40)	(11.54)
(MSCI Emerging Markets
Index)

3-month Treasury	0.03	0.12
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)

US Treasury securities	10.64	10.31
(BofA Merrill Lynch 10-
Year US Treasury Index)

US investment grade	3.54	5.52
bonds (Barclays
Capital US Aggregate
Bond Index)

Tax exempt municipal	4.35	6.49
bonds (S&P/Investor-
tools Main Municipal
Bond Index)

US high yield bonds	(3.56)	4.09
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2011	BlackRock Small Cap Growth Fund II

Investment Objective

BlackRock Small Cap Growth Fund II's (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in BlackRock Master Small Cap Growth Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 2000® Growth Index, for the six-month period ended November 30, 2011.

What factors influenced performance?

•	Relative to the Russell 2000® Growth Index, stock selection in the consumer discretionary and energy sectors detracted from the Portfolio’s returns for the period. In consumer discretionary, holdings of clothing company G-III Apparel Group, Ltd. sunk 57%, as seasonally warmer temperatures throughout the northeast hampered winter coat sales. Consumer product company SodaStream International, Ltd. also disappointed, as the stock fell more than 30% on concerns of potentially slowing discretionary spending. In the energy sector, exploration and production companies experienced deep share price declines on concerns about slower global growth. Spot prices for coal in particular dropped significantly, pushing shares of operator James River Coal Co. down more than 60% for the period.
•	Contributing positively to Portfolio performance during the period was stock selection within the health care and information technology (“IT”) sectors. A number of holdings in the health care sector made notable contributions to performance, including Jazz Pharmaceuticals, Inc., which finished up more than 65% due to strong demand and higher prices for the company’s narcolepsy drug product. Within the biotechnology industry, development-stage compound manufacturer Inhibitex, Inc. jumped over 245% after another company in the space was acquired at a significant premium. In health care equipment, shares of hand-held sonogram equipment maker SonoSite, Inc. moved up nearly 16% on strong financial results and rumors that the company may soon be for sale. Boosting relative returns in the IT sector were holdings of software and services company RightNow Technologies, Inc., which gained more than 29% after the announcement of the company’s proposed acquisition by Oracle Corp. Shares of semiconductor manufacturer NetLogic Microsystems, Inc. also spiked on acquisition news, jumping more than 25%. Within the IT services space, the Portfolio’s high conviction holding ExlService Holdings, Inc. benefited from management’s continued success in executing its business plan, as the stock rose 13% for the period.

Describe recent portfolio activity.

•	During the six-month period, the Portfolio increased its overall weighting in the health care sector, with new positions in Acorda Therapeutics, Inc. and ViroPharma, Inc., among others. The Portfolio slightly increased exposure to consumer discretionary, initiating positions in Skullcandy, Inc. and Shutterfly, Inc.

Describe portfolio positioning at period end.

•	At period end, the Portfolio’s most significant overweight relative to the Russell 2000® Growth Index was in the health care sector and its most significant underweight was in financials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests all of its assets in the Portfolio. The Portfolio invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that Fund management believes have above-average prospects for earnings growth.
[3]	This index contains those securities with greater-than-average growth orientations, generally having higher price-to-book and price-to-earnings ratios.

Performance Summary for the Period Ended November 30, 2011

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(12.34)%	6.73%	N/A	1.71%	N/A	5.75%	N/A
Investor A	(12.45)	6.44	0.85%	1.46	0.37%	5.48	4.91%
Investor B	(12.97)	5.22	0.72	0.29	(0.03)	4.70	4.70
Investor C	(12.90)	5.41	4.41	0.45	0.45	4.53	4.53
Class R	(12.61)	6.05	N/A	1.04	N/A	5.23	N/A
Russell 2000® Growth Index	(12.31)	4.70	N/A	2.08	N/A	5.14	N/A

[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period[5]	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$876.60	$5.91	$1,000.00	$1,018.71	$6.36	1.26%
Investor A	$1,000.00	$875.50	$7.31	$1,000.00	$1,017.20	$7.87	1.56%
Investor B	$1,000.00	$870.30	$13.05	$1,000.00	$1,011.05	$14.03	2.79%
Investor C	$1,000.00	$871.00	$11.88	$1,000.00	$1,012.30	$12.78	2.54%
Class R	$1,000.00	$873.90	$8.99	$1,000.00	$1,015.41	$9.67	1.92%

[5]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.
[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.
BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.
•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).
•	Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.
•	Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, these shares are subject to a 1.00% CDSC if redeemed within one year of purchase.
•	Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain retirement plans. Prior to February 4, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on June 1, 2011 and held through November 30, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Derivative Financial Instruments

The Portfolio may invest in various derivative financial instruments, including options as specified in Note 2 of the Portfolio’s Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Portfolio can realize on an investment, may result in lower dividends paid to shareholders or may cause the Portfolio to hold an investment that it might otherwise sell. The Portfolio’s investments in these instruments are discussed in detail in the Portfolio’s Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	7

Statement of Assets and Liabilities	BlackRock Small Cap Growth Fund II

November 30, 2011 (Unaudited)

Assets
Investments at value — Portfolio (cost — $367,588,184)	$402,465,894
Withdrawals receivable from the Portfolio	1,124,512
Capital shares sold receivable	298,687
Prepaid expenses	22,976
Total assets	403,912,069

Liabilities
Capital shares redeemed payable	1,423,199
Transfer agent fees payable	267,042
Administration fees payable	64,287
Service and distribution fees payable	92,650
Officer’s fees payable	159
Other accrued expenses payable	9,440
Total liabilities	1,856,777
Net Assets	$402,055,292

Net Assets Consist of
Paid-in capital	$372,320,345
Net investment loss	(2,360,641)
Accumulated net realized loss allocated from the Portfolio	(2,782,122)
Net unrealized appreciation/depreciation allocated from the Portfolio	34,877,710
Net Assets	$402,055,292

Net Asset Value
Institutional — Based on net assets of $129,558,710 and 9,618,914 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.47
Investor A — Based on net assets of $176,843,984 and 13,545,475 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.06
Investor B — Based on net assets of $6,063,503 and 517,548 shares outstanding, 100 million shares authorized, $0.0001 par value	$11.72
Investor C — Based on net assets of $47,357,441 and 4,041,021 shares outstanding, 100 million shares authorized, $0.0001 par value	$11.72
Class R — Based on net assets of $42,231,654 and 3,393,427 shares outstanding, 100 million shares authorized, $0.0001 par value	$12.45

See Notes to Financial Statements.

8	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Statement of Operations	BlackRock Small Cap Growth Fund II

Six Months Ended November 30, 2011 (Unaudited)

Investment Loss

Net investment loss allocated from the Portfolio:
Dividends — unaffiliated	$876,161
Foreign taxes withheld	(7,283)
Securities lending — affiliated	153,807
Dividends — affiliated	2,297
Expenses	(1,575,667)
Fees waived	1,112
Total investment loss	(549,573)

Expenses

Administration	412,296
Service — Investor A	223,903
Service and distribution — Investor B	32,811
Service and distribution — Investor C	247,707
Service and distribution — Class R	116,298
Transfer agent — Institutional	157,803
Transfer agent — Investor A	262,105
Transfer agent — Investor B	25,389
Transfer agent — Investor C	129,601
Transfer agent — Class R	93,524
Registration	33,352
Professional	35,064
Officer	101
Printing	31,867
Miscellaneous	9,247
Total expenses	1,811,068
Net investment loss	(2,360,641)

Realized and Unrealized Gain (Loss) Allocated from the Portfolio

Net realized gain from investments, foreign currency transactions and options written	199,128
Net change in unrealized appreciation/depreciation on investments and options written	(58,657,688)
Total realized and unrealized loss	(58,458,560)
Net Decrease in Net Assets Resulting from Operations	$(60,819,201)

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	9

Statements of Changes in Net Assets	BlackRock Small Cap Growth Fund II

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Operations
Net investment loss	$(2,360,641)	$(6,235,633)
Net realized gain	199,128	71,382,222
Net change in unrealized appreciation/depreciation	(58,657,688)	66,655,877
Net increase (decrease) in net assets resulting from operations	(60,819,201)	131,802,466

Distributions to Shareholders From
Net realized gain:
Institutional	(2,917,094)	—
Investor A	(3,971,681)	—
Investor B	(172,651)	—
Investor C	(1,273,905)	—
Class R	(1,150,443)	—
Decrease in net assets resulting from distributions to shareholders	(9,485,774)	—

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(31,468,287)	(43,669,484)

Redemption Fees
Redemption fees	—	18,887

Net Assets
Total increase (decrease) in net assets	(101,773,262)	88,151,869
Beginning of period	503,828,554	415,676,685
End of period	$402,055,292	$503,828,554
Net investment loss	$(2,360,641)	—

See Notes to Financial Statements.

10	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Financial Highlights	BlackRock Small Cap Growth Fund II

	Institutional
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.67	$11.64	$9.27	$14.20	$16.26	$15.74
Net investment loss[1]	(0.05)	(0.13)	(0.11)	(0.07)	(0.09)	(0.14)
Net realized and unrealized gain (loss)	(1.85)	4.16[2]	2.48 [2]	(4.86)[2]	0.48 [2]	1.95[2]
Net increase (decrease) from investment operations	(1.90)	4.03	2.37	(4.93)	0.39	1.81
Distributions from:
Net realized gain	(0.30)	—	—	—	(2.43)	(1.29)
Tax return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.30)	—	—	—	(2.45)	(1.29)
Net asset value, end of period	$13.47	$15.67	$11.64	$9.27	$14.20	$16.26

Total Investment Return[3]
Based on net asset value	(12.34)%[4]	34.62%[5]	25.57%[6]	(34.72)%[5]	2.88%	12.50%

Ratios to Average Net Assets[7]
Total expenses	1.26%[8,9]	1.24%[8]	1.31%	1.35%	1.25%	1.28%
Net investment loss	(0.76)%[9]	(0.99)%	(1.03)%	(0.69)%	(0.59)%	(0.93)%

Supplemental Data
Net assets, end of period (000)	$129,559	$155,169	$106,530	$89,346	$157,805	$162,580
Portfolio turnover of the Portfolio	74%	127%	114%	75%	70%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	11

Financial Highlights (continued)	BlackRock Small Cap Growth Fund II

	Investor A
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.22	$11.34	$9.06	$13.90	$15.96	$15.51
Net investment loss[1]	(0.07)	(0.16)	(0.14)	(0.09)	(0.12)	(0.18)
Net realized and unrealized gain (loss)	(1.79)	4.04 [2]	2.42 [2]	(4.75)[2]	0.46 [2]	1.92 [2]
Net increase (decrease) from investment operations	(1.86)	3.88	2.28	(4.84)	0.34	1.74
Distributions from:
Net realized gain	(0.30)	—	—	—	(2.38)	(1.29)
Tax return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.30)	—	—	—	(2.40)	(1.29)
Net asset value, end of period	$13.06	$15.22	$11.34	$9.06	$13.90	$15.96

Total Investment Return[3]
Based on net asset value	(12.45)%[4]	34.22%[5]	25.17%[6]	(34.82)%[5]	2.57%	12.23%

Ratios to Average Net Assets[7]
Total expenses	1.56%[8,9]	1.53%[8]	1.57%	1.59%	1.51%	1.54%
Net investment loss	(1.06)%[9]	(1.28)%	(1.29)%	(0.95)%	(0.83)%	(1.18)%

Supplemental Data
Net assets, end of period (000)	$176,844	$219,005	$184,897	$161,557	$232,600	$194,561
Portfolio turnover of the Portfolio	74%	127%	114%	75%	70%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
[9]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Financial Highlights (continued)	BlackRock Small Cap Growth Fund II

	Investor B
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.77	$10.38	$8.39	$13.06	$15.01	$14.78
Net investment loss[1]	(0.13)	(0.28)	(0.25)	(0.21)	(0.26)	(0.28)
Net realized and unrealized gain (loss)	(1.62)	3.67 [2]	2.24 [2]	(4.46)[2]	0.45 [2]	1.80 [2]
Net increase (decrease) from investment operations	(1.75)	3.39	1.99	(4.67)	0.19	1.52
Distributions from:
Net realized gain	(0.30)	—	—	—	(2.12)	(1.29)
Tax return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.30)	—	—	—	(2.14)	(1.29)
Net asset value, end of period	$11.72	$13.77	$10.38	$8.39	$13.06	$15.01

Total Investment Return[3]
Based on net asset value	(12.97)%[4]	32.66%[5]	23.72%[6]	(35.76)%[5]	1.61%	11.29%

Ratios to Average Net Assets[7]
Total expenses	2.79%[8,9]	2.71%[8]	2.78%	2.88%	2.49%	2.35%
Net investment loss	(2.30)%[9]	(2.46)%	(2.50)%	(2.22)%	(1.89)%	(1.99)%

Supplemental Data
Net assets, end of period (000)	$6,064	$8,363	$10,713	$12,197	$29,045	$60,086
Portfolio turnover of the Portfolio	74%	127%	114%	75%	70%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	13

Financial Highlights (continued)	BlackRock Small Cap Growth Fund II

	Investor C
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.76	$10.35	$8.35	$12.96	$14.99	$14.76
Net investment loss[1]	(0.12)	(0.26)	(0.23)	(0.18)	(0.24)	(0.28)
Net realized and unrealized gain (loss)	(1.62)	3.67 [2]	2.23 [2]	(4.43)[2]	0.43 [2]	1.80 [2]
Net increase (decrease) from investment operations	(1.74)	3.41	2.00	(4.61)	0.19	1.52
Distributions from:
Net realized gain	(0.30)	—	—	—	(2.20)	(1.29)
Tax return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.30)	—	—	—	(2.22)	(1.29)
Net asset value, end of period	$11.72	$13.76	$10.35	$8.35	$12.96	$14.99

Total Investment Return[3]
Based on net asset value	(12.90)%[4]	32.95%[5]	23.95%[6]	(35.57)%[5]	1.63%	11.31%

Ratios to Average Net Assets[7]
Total expenses	2.54%[8,9]	2.48%[8]	2.59%	2.66%	2.43%	2.36%
Net investment loss	(2.05)%[9]	(2.24)%	(2.32)%	(2.01)%	(1.77)%	(2.01)%

Supplemental Data
Net assets, end of period (000)	$47,357	$62,040	$60,833	$53,668	$96,449	$99,938
Portfolio turnover of the Portfolio	74%	127%	114%	75%	70%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
[9]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Small Cap Growth Fund II

	Class R

	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.55	$10.88	$8.72	$13.46	$15.54	$15.18
Net investment loss[1]	(0.09)	(0.20)	(0.17)	(0.14)	(0.17)	(0.22)
Net realized and unrealized gain (loss)	(1.71)	3.87 [2]	2.33 [2]	(4.60)[2]	0.44 [2]	1.87 [2]
Net increase (decrease) from investment operations	(1.80)	3.67	2.16	(4.74)	0.27	1.65
Distributions from:
Net realized gain	(0.30)	—	—	—	(2.33)	(1.29)
Total return of capital	—	—	—	—	(0.02)	—
Total distributions	(0.30)	—	—	—	(2.35)	(1.29)
Net asset value, end of period	$12.45	$14.55	$10.88	$8.72	$13.46	$15.54

Total Investment Return[3]
Based on net asset value	(12.61)%[4]	33.73%[5]	24.77%[6]	(35.22)%[5]	2.12%	11.88%

Ratios to Average Net Assets[7]
Total expenses	1.92%[8,9]	1.90%[8]	1.96%	2.12%	1.95%	1.86%
Net investment loss	(1.43)%[9]	(1.65)%	(1.69)%	(1.49)%	(1.26)%	(1.50)%

Supplemental Data
Net assets, end of period (000)	$42,232	$59,251	$52,704	$39,445	$37,245	$21,412
Portfolio turnover of the Portfolio	74%	127%	114%	75%	70%	115%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.
[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	15

Notes to Financial Statements (Unaudited)	BlackRock Small Cap Growth Fund II

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Growth Fund II (the “Fund”), a series of BlackRock Series, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The percentage of the Portfolio owned by the Fund at November 30, 2011 was 100%. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value. The Fund records its investment in the Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended May 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

16	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Notes to Financial Statements (continued)	BlackRock Small Cap Growth Fund II

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.20% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended November 30, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $1,684.

For the six months ended November 30, 2011, affiliates received the following CDSC relating to transactions in Investor A, Investor B and Investor C Shares:

Investor A	$239
Investor B	$1,930
Investor C	$1,133

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2011, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$594
Investor A	$1,027
Investor B	$96
Investor C	$814
Class R	$482

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	17

Notes to Financial Statements (concluded)	BlackRock Small Cap Growth Fund II

3. Capital Share Transactions:

Transactions in shares for each class were as follows:

	Six Months Ended November 30, 2011		Year Ended May 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,357,208	$18,250,384	3,516,192	$44,943,221
Shares issued to shareholders in reinvestment of dividends	13,929	208,659	—	—
Shares redeemed	(1,655,699)	(21,742,015)	(2,762,315)	(36,007,226)
Net increase (decrease)	(284,562)	$(3,282,972)	753,877	$8,935,995

Investor A
Shares sold	2,400,169	$29,682,591	682,696	$7,867,480
Shares issued to shareholders in reinvestment of dividends	59,213	860,364	—	—
Shares redeemed	(3,304,333)	(43,989,652)	(2,049,738)	(23,358,354)
Net decrease	(844,951)	$(13,446,697)	(1,367,042)	$(15,490,874)

Investor B
Shares sold	74,161	$886,452	2,983,255	$38,732,467
Shares issued to shareholders in reinvestment of dividends	946	12,395	—	—
Shares redeemed	(164,771)	(1,905,272)	(4,894,898)	(60,567,716)
Net decrease	(89,664)	$(1,006,425)	(1,911,643)	$(21,835,249)

Investor C
Shares sold	344,939	$4,085,272	179,990	$2,102,389
Shares issued to shareholders in reinvestment of dividends	11,839	154,971	—	—
Shares redeemed	(824,815)	(9,637,499)	(604,363)	(6,818,909)
Net decrease	(468,037)	$(5,397,256)	(424,373)	$(4,716,520)

Class R
Shares sold	609,446	$7,533,307	1,874,033	22,927,335
Shares issued to shareholders in reinvestment of dividends	47,345	656,671	—	—
Shares redeemed	(1,336,236)	(16,524,915)	(2,644,424)	(33,490,171)
Net decrease	(679,445)	$(8,334,937)	(770,391)	$(10,562,836)

Prior to April 1, 2011, there was a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefits of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Fund.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Portfolio Information	BlackRock Master Small Cap Growth Portfolio

As of November 30, 2011

Ten Largest Holdings	Percent of Long-Term Investments
Cubist Pharmaceuticals, Inc.	4%
TiVo, Inc.	4
ViroPharma, Inc.	3
ExlService Holdings, Inc.	3
SonoSite, Inc.	3
Volcano Corp.	2
DFC Global Corp.	2
Acorda Therapeutics, Inc.	2
Energy XXI Bermuda Ltd.	2
Wabash National Corp.	2

Sector Allocations	Percent of Long-Term Investments
Health Care	25%
Information Technology	24
Industrials	19
Consumer Discretionary	13
Energy	10
Financials	3
Consumer Staples	3
Materials	2
Telecommunication Services	1

For Portfolio compliance purposes, the Portfolio's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	19

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 4.6%
BE Aerospace, Inc. (a)(b)	134,100	$5,223,195
Hexcel Corp. (a)	207,300	5,165,916
Orbital Sciences Corp. (a)(b)	320,922	4,765,692
TransDigm Group, Inc. (a)	33,500	3,230,070
		18,384,873
Air Freight & Logistics — 1.4%
Atlas Air Worldwide Holdings, Inc. (a)	136,200	5,754,450
Airlines — 1.3%
Alaska Air Group, Inc. (a)	75,700	5,255,094
Auto Components — 2.3%
Cooper Tire & Rubber Co.	293,700	3,935,580
Dana Holding Corp. (a)	252,400	3,144,904
Tenneco, Inc. (a)	70,800	2,050,368
		9,130,852
Beverages — 1.6%
Heckmann Corp. (a)(b)	1,128,771	6,603,310
Biotechnology — 12.9%
Acorda Therapeutics, Inc. (a)	357,900	8,285,385
Amarin Corp. Plc (a)	478,671	3,341,124
Cubist Pharmaceuticals, Inc. (a)(b)	425,257	16,402,162
Dynavax Technologies Corp. (a)(b)	1,282,500	3,988,575
Gentium SpA — ADR (a)	670,480	3,929,013
Inhibitex, Inc. (a)(b)	184,339	2,691,349
ViroPharma, Inc. (a)(b)(c)	548,400	13,167,084
		51,804,692
Building Products — 1.0%
Trex Co., Inc. (a)	181,400	4,050,662
Chemicals — 0.8%
Ferro Corp. (a)	558,100	3,242,561
Commercial Banks — 0.6%
SVB Financial Group (a)	49,300	2,319,072
Commercial Services & Supplies — 2.4%
ACCO Brands Corp. (a)(b)	535,402	5,048,841
Higher One Holdings, Inc. (a)(b)	261,800	4,694,074
		9,742,915
Communications Equipment — 2.0%
Ciena Corp. (a)	176,700	2,139,837
Riverbed Technology, Inc. (a)	229,300	5,961,800
		8,101,637
Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. NV	108,900	4,503,015
Consumer Finance — 2.2%
DFC Global Corp. (a)(b)	480,524	8,721,511
Diversified Consumer Services — 0.4%
Corinthian Colleges, Inc. (a)(b)	112,900	296,927
Stewart Enterprises, Inc., Class A	226,000	1,405,720
		1,702,647

Common Stocks	Shares	Value

Diversified Financial Services — 0.5%
Portfolio Recovery Associates, Inc. (a)	30,100	$2,088,037
Diversified Telecommunication Services — 1.4%
Cbeyond Communications, Inc. (a)	758,800	5,622,708
Electronic Equipment, Instruments
& Components — 0.7%
Fabrinet (a)	88,900	1,261,491
FARO Technologies, Inc. (a)	30,300	1,468,035
		2,729,526
Energy Equipment & Services — 4.1%
Dril-Quip, Inc. (a)	36,700	2,610,471
Hornbeck Offshore Services, Inc. (a)	124,400	4,197,256
Newpark Resources, Inc. (a)	254,800	2,283,008
Pioneer Drilling Co. (a)	335,000	3,678,300
Superior Energy Services, Inc. (a)	129,689	3,853,060
		16,622,095
Food Products — 1.0%
Sanderson Farms, Inc. (b)	74,900	3,855,103
Health Care Equipment & Supplies — 5.3%
GenMark Diagnostics, Inc. (a)	154,000	648,340
SonoSite, Inc. (a)(b)	259,765	10,754,271
Volcano Corp. (a)(b)	354,100	8,735,647
Wright Medical Group, Inc. (a)	60	881
Zeltiq Aesthetics, Inc. (a)(b)	93,300	1,334,190
		21,473,329
Health Care Providers & Services — 1.3%
Lincare Holdings, Inc.	217,050	5,144,085
Health Care Technology — 0.5%
ePocrates, Inc. (a)	231,900	1,978,107
Hotels, Restaurants & Leisure — 2.9%
Caribou Coffee Co., Inc. (a)	423,100	5,716,081
Morgans Hotel Group Co. (a)	322,862	2,004,973
Summit Hotel Properties, Inc.	472,215	3,976,050
		11,697,104
Household Durables — 1.5%
Skullcandy, Inc. (a)(b)	288,400	4,274,088
SodaStream International, Ltd. (a)(b)	62,800	1,874,580
		6,148,668
Internet Software & Services — 1.5%
NIC, Inc.	452,241	5,879,133
IT Services — 3.6%
ExlService Holdings, Inc. (a)(b)	432,465	11,503,569
Global Cash Access, Inc. (a)(b)	700,247	3,151,111
		14,654,680
Machinery — 3.4%
Altra Holdings, Inc. (a)	220,000	3,902,800
Terex Corp. (a)	144,500	2,229,635
Wabash National Corp. (a)(b)	1,018,139	7,473,140
		13,605,575
Media — 2.2%
Function X, Inc.	780,000	261,300
Live Nation Entertainment, Inc. (a)(b)	478,881	4,137,532
National CineMedia, Inc.	338,500	4,414,040
		8,812,872

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	USD	US Dollar

See Notes to Financial Statements.

20	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining — 0.9%
Globe Specialty Metals, Inc.	228,000	$3,404,040
Oil, Gas & Consumable Fuels — 5.6%
Energy XXI Bermuda Ltd. (a)	244,500	7,687,080
James River Coal Co. (a)(b)	162,200	1,344,638
Kodiak Oil & Gas Corp. (a)(b)	465,100	4,130,088
McMoRan Exploration Co. (a)	213,200	3,406,936
SandRidge Energy, Inc. (a)(b)	337,300	2,479,155
Swift Energy Co. (a)	122,100	3,588,519
		22,636,416
Paper & Forest Products — 1.2%
Schweitzer-Mauduit International, Inc.	68,700	4,892,814
Pharmaceuticals — 4.6%
Alexza Pharmaceuticals, Inc. (a)(b)	884,534	883,915
Biospecifics Technologies Corp. (a)	202,395	3,044,021
Elan Corp. Plc — ADR (a)	537,200	5,812,504
Endo Pharmaceuticals Holdings, Inc. (a)(c)	67,700	2,317,371
Hospira, Inc. (a)	71,100	2,004,309
Jazz Pharmaceuticals, Inc. (a)	57,500	2,278,150
Obagi Medical Products, Inc. (a)	230,995	2,335,359
		18,675,629
Professional Services — 3.0%
Corporate Executive Board Co.	116,086	4,549,410
Kforce, Inc. (a)	94,600	1,158,850
Korn/Ferry International (a)	175,900	2,960,397
On Assignment, Inc. (a)	159,226	1,659,135
Robert Half International, Inc.	64,000	1,695,360
		12,023,152
Semiconductors & Semiconductor Equipment — 7.4%
Entegris, Inc. (a)(b)	278,713	2,349,551
Lattice Semiconductor Corp. (a)	909,200	6,264,388
Microsemi Corp. (a)(b)	303,200	5,384,832
ON Semiconductor Corp. (a)	983,800	7,408,014
Semtech Corp. (a)(b)	229,400	5,322,080
Volterra Semiconductor Corp. (a)	123,800	3,033,100
		29,761,965
Software — 7.8%
Fortinet, Inc. (a)	193,200	4,634,868
Glu Mobile, Inc. (a)(b)	535,200	1,653,768
Opnet Technologies, Inc.	172,147	6,140,484
Sourcefire, Inc. (a)	81,800	2,709,216
TiVo, Inc. (a)	1,651,039	16,312,265
		31,450,601
Specialty Retail — 2.8%
The Children's Place Retail Stores, Inc. (a)(b)	94,400	5,085,328
Express, Inc.	121,400	2,754,566
Select Comfort Corp. (a)	106,400	1,971,592
Shutterfly, Inc. (a)	59,400	1,608,552
		11,420,038
Textiles, Apparel & Luxury Goods — 0.6%
G-III Apparel Group, Ltd. (a)	123,870	2,282,924
Total Common Stocks — 98.4%		396,175,892

Warrants (d)	Shares	Value

Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Expires 5/6/16)	287,011	$3
Total Warrants — 0.0%		3
Total Long-Term Investments (Cost — $361,219,130) — 98.4%		396,175,895

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC
Money Market Series, 0.17% (e)(f)(g)	$69,655	69,654,576
Total Short-Term Securities (Cost — $69,654,576) — 17.3%		69,654,576
Total Investments Before Options Written (Cost — $430,873,706*) — 115.7%		465,830,471

Options Written	Contracts

Exchange-Traded Call Options — (0.0)%
Endo Pharmaceuticals Holdings, Inc.:
Strike Price USD 35, Expires 12/17/11	204	(24,480)
Strike Price USD 35, Expires 1/21/12	204	(40,290)
ViroPharma, Inc., Strike Price USD 22.50,
Expires 12/17/11	710	(120,700)
		(185,470)
Total Options Written (Premiums Received — $106,415) — (0.0)%		(185,470)
Total Investments, Net of Options Written — 115.7%		465,645,001
Liabilities in Excess of Other Assets — (15.7)%		(63,179,107)
Net Assets — 100.0%		$402,465,894

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:
Aggregate cost	$433,854,919
Gross unrealized appreciation	$57,027,036
Gross unrealized depreciation	(25,051,484)
Net unrealized appreciation	$31,975,552

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged/segregated as collateral or held in connection with outstanding options written.
(d)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	21

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

(e)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares/ Beneficial Interest Held at May 31, 2011	Net Activity	Shares/ Beneficial Interest Held at November 30, 2011	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	3,405,223	(3,405,223)	—	$ 2,297
BlackRock
Liquidity
Series, LLC
Money Market
Series	$13,206,099	$56,448,477	$69,654,576	$153,807

(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities.
•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio's perceived risk of investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$395,914,592	$ 261,300	—	$396,175,892
Warrants:
Pharmaceuticals	—	3	—	3

Short-Term Securities	—	69,654,576	—	69,654,576
Total	$395,914,592	$69,915,879	—	$465,830,471

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Media, within the table.
Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Derivative Financial Instruments[2]
Equity contracts	$ (185,470)	—	—	$ (185,470)

[2]	Derivative financial instruments are options, which are shown at value.

See Notes to Financial Statements.

22	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Statement of Assets and Liabilities	BlackRock Master Small Cap Growth Portfolio

November 30, 2011 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $70,133,310) (cost — $361,219,130)	$396,175,895
Investments at value — affiliated (cost $69,654,576)	69,654,576
Investments sold receivable	10,016,527
Dividends receivable	378,899
Securities lending income receivable — affiliated	41,509
Income receivable — affiliated	304
Prepaid expenses	3,900
Other assets	2,856,000
Total assets	479,127,610

Liabilities

Options written at value (premiums received — $106,415)	185,470
Bank overdraft	89,774
Collateral on securities loaned at value	69,654,576
Investments purchased payable	5,175,000
Withdrawals payable to investor	1,124,512
Investment advisory fees payable	224,810
Directors’ fees payable	2,136
Other accrued expenses payable	111,548
Other liabilities	93,890
Total liabilities	76,661,716
Net Assets	$402,465,894

Net Assets Consist of

Investors' capital	$367,588,184
Net unrealized appreciation/depreciation	34,877,710
Net Assets	$402,465,894

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	23

Statement of Operations	BlackRock Master Small Cap Growth Portfolio

Six Months Ended November 30, 2011 (Unaudited)

Investment Income

Dividends — unaffiliated	$876,161
Foreign taxes withheld	(7,283)
Securities lending — affiliated	153,807
Dividends — affiliated	2,297
Total income	1,024,982

Expenses

Investment advisory	1,444,633
Accounting services	56,701
Professional	28,559
Custodian	27,903
Directors	7,623
Printing	4,164
Miscellaneous	6,084
Total expenses	1,575,667
Less fees waived by advisor	(1,112)
Total expenses after fees waived	1,574,555
Net investment loss	(549,573)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	236,022
Foreign currency transactions	788
Options written	(37,682)
199,128
Net change in unrealized appreciation/depreciation on:
Investments	(58,578,633)
Options written	(79,055)
(58,657,688)
Total realized and unrealized loss	(58,458,560)
Net Decrease in Net Assets Resulting from Operations	$(59,008,133)

See Notes to Financial Statements.

24	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Statements of Changes in Net Assets	BlackRock Master Small Cap Growth Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Operations
Net investment loss	$(549,573)	$(2,285,503)
Net realized gain	199,128	71,382,222
Net change in unrealized appreciation/depreciation	(58,657,688)	66,655,877
Net increase (decrease) in net assets resulting from operations	(59,008,133)	135,752,596

Capital Transactions
Proceeds from contributions	60,437,956	116,591,779
Value of withdrawals	(103,255,469)	(164,139,682)
Net decrease in net assets derived from capital transactions	(42,817,513)	(47,547,903)

Net Assets
Total increase (decrease) in net assets	(101,825,646)	88,204,693
Beginning of period	504,291,540	416,086,847
End of period	$402,465,894	$504,291,540

Financial Highlights	BlackRock Master Small Cap Growth Portfolio

	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Total Investment Return
Total investment return	(12.12)%[1]	35.13%	26.12%	(34.16)%	3.35%	13.00%

Ratios to Average Net Assets
Total expenses	0.77%[2]	0.76%	0.77%	0.78%	0.77%	0.78%
Total expenses after fees waived	0.77%[2]	0.76%	0.77%	0.78%	0.77%	0.78%
Net investment loss	(0.27)%[2]	(0.51)%	(0.50)%	(0.13)%	(0.10)%	(0.42)%

Supplemental Data
Net assets, end of period (000)	$402,466	$504,292	$416,087	$356,614	$553,670	$539,092
Portfolio turnover	74%	127%	114%	75%	70%	115%

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	25

Notes to Financial Statements (Unaudited)	BlackRock Master Small Cap Growth Portfolio

1. Organization and Significant Accounting Policies:

BlackRock Master Small Cap Growth Portfolio (the “Portfolio”), a series of BlackRock Master LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: US GAAP defines fair value as the price the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolio values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investment by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Foreign Currency Transactions: The Portfolio’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Portfolio’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Portfolio does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretative positions of the Securities and Exchange Commission (“SEC”) require that the Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g. options written) the Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to

26	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Notes to Financial Statements (continued)	BlackRock Master Small Cap Growth Portfolio

such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Portfolio earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended November 30, 2011, any securities on loan were collateralized by cash.

Income Taxes: The Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolio’s financial statement disclosures.

In December 2011, the FASB issued guidance that enhances current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Portfolio engages in various portfolio investment strategies using derivative contracts both, to increase the returns of the Portfolio and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	27

Notes to Financial Statements (continued)	BlackRock Master Small Cap Growth Portfolio

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Portfolio do not give rise to counterparty credit risk, as options written obligate the Portfolio to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Portfolio and each of its respective counterparties. An ISDA Master Agreement allows the Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.

Options: The Portfolio purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Portfolio is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Portfolio writes a call option, such option is “covered”, meaning that the Portfolio holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio many not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Portfolio purchasing or selling a security at a price different from the current market value.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of November 30, 2011
	Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Options written at value	$185,470

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended November 30, 2011
Net Realized Loss from
Equity contracts:
Written options	$(37,682)
Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Written options	$(79,055)

For the six months ended November 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Options:
Average number of contracts written	559
Average notional value of option contracts written	$1,512,750

28	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Notes to Financial Statements (continued)	BlackRock Master Small Cap Growth Portfolio

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Manager a monthly fee based on a percentage of the Portfolio’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.70%
$1 billion — $3 billion	0.66%
$3 billion — $5 billion	0.63%
$5 billion — $10 billion	0.61%
Greater than $10 billion	0.60%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Portfolio pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Capital Management, Inc. (“BCM”), an affiliate of the Manager. The Manager pays BCM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolio to the Manager.

For the six months ended November 30, 2011, the Portfolio reimbursed the Manager $1,721 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management, LLC (“BIM”) as the securities lending agent. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Portfolio retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Portfolio on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended November 30, 2011, BIM received $21,222 in securities lending agent fees related to securities lending agent fees related to securities lending activities for the Portfolio.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2011, were $315,386,789 and $359,066,842, respectively.

Transactions in options written for the six months ended November 30, 2011 were as follows:

	Calls		Puts
	Option Contracts	Premiums Received	Option Contracts	Premiums Received
Outstanding
options, beginning
of period	—	—	—	—
Options written	2,410	$195,165	680	$53,704
Options expired	(1,088)	(64,751)	(680)	(53,704)
Options closed	(204)	(23,999)	—	—
Outstanding options,
end of period	1,118	$106,415	—	—

As of November 30, 2011, the value of portfolio securities subject to covered call options written was $3,101,294.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	29

Notes to Financial Statements (concluded)	BlackRock Master Small Cap Growth Portfolio

5. Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Portfolio paid administration and arrangement fees which were allocated to the Portfolio based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Portfolio paid administration and arrangement fees which were allocated to the Portfolio based on its net assets as of October 31, 2011. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

As of November 30, 2011, the Portfolio invested a significant portion of its assets in securities in the healthcare and information technology sectors. Changes in economic conditions affecting the healthcare and information technology sectors would have a greater impact on the Portfolio and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money
    Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Capital Management, Inc.
New York, NY 10055

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and Master LLC, and Paul L. Audet became Director of the Corporation and Master LLC.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	31

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Corporation/ Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Corporation/Master LLC voted proxies relating to securities held in the Fund’s/Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

32	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	33

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Dynamic Equity Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Emerging Markets Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Russell 1000 Index Fund
BlackRock China Fund	BlackRock Index Equity Portfolio	BlackRock Science & Technology
BlackRock Commodity Strategies Fund	BlackRock India Fund	Opportunities Portfolio
BlackRock Emerging Markets Long/Short	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
Equity Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock Energy & Resources Portfolio	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock EuroFund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Stock Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund
	BlackRock Latin America Fund	BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Multi-Sector Bond Portfolio
BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income
BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio	Opportunities Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Fund
BlackRock Global Long/Short Credit Fund	BlackRock Low Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock GNMA Portfolio	BlackRock Multi-Asset Income Portfolio†	BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2011	35

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#SCGII-11/11-SAR

Item 2 – Code of Ethics – Not Applicable

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrants’ Schedules of Investments are included as part of the Reports to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –      The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –      There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:   /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: February 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:   /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: February 3, 2012

By:  /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: February 3, 2012

3